Note 6 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	As of December 31, 2011	As of December 31, 2012

Accrued payroll expenses	308,380	144,286
Accrued interest	115,682	117,605
Accrued general and administrative expenses	441,876	359,050
Accrued commissions	84,724	98,199
Other accrued expenses	708,932	424,486
Total	1,659,594	1,143,626